CALVERT WORLD VALUES FUND, INC.

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert World Values Fund, Inc. (the “Registrant”) (1933 Act File No. 033-45829) certifies (a) that the forms of prospectuses dated February 1, 2021 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 65 (“Amendment No. 65”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 67 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-21-000110) on January 28, 2021:

Calvert Emerging Markets Advancement Fund

Calvert Emerging Markets Equity Fund

Calvert International Equity Fund

Calvert International Opportunities Fund

Calvert Mid-Cap Fund

CALVERT WORLD VALUES FUND, INC.

By:	/s/ Maureen A. Gemma
Maureen A. Gemma
Secretary

Date: February 5, 2021